Income Taxes - Summary of Reconciliation Between Effective Income Tax Rate And PRC Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
PRC statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	(0.50%)	86.99%	(15.08%)
Effect of permanent differences	(11.31%)	25.70%	2.55%
Additional tax deduction for qualified research and development expenses	(6.33%)	(10.84%)	(2.68%)
Effect of tax holiday*	(8.51%)	(115.48%)
Difference in tax rate of subsidiaries outside the PRC	1.60%	(0.06%)	(3.44%)
Total	(0.05%)	11.43%	6.35%